Leases - Summary of Carrying Amounts of Lease Liabilities Carried at Amortized Cost (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	₨ 1,646	₨ 1,436	₨ 1,034
Additions	1,101	410	1,943
Acquisition of subsidiary	17	0	0
Capitalised during the year	105
Accretion of interest	113	147	125
Lease modification during the year	(26)	0	0
Disposal of subsidiary	(596)	0	0
Payments	(248)	(347)	(1,666)
Closing balance	2,112	1,646	1,436
Current	330	259	347
Non-current	₨ 1,782	₨ 1,387	₨ 1,089